ASSETS CLASSIFIED AS HELD FOR SALE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Impairment loss recognised on assets of disposal group	$ 0	$ 2,551,000	$ 576,000
Grindrod Shipping South Africa [Member]
Statement1 [Line Items]
Gain (loss) on measurement to fair value less cost to sell of the assets and liabilities of disposal group			138,000
Accumulated impairment [member]
Statement1 [Line Items]
Impairment loss recognised on assets of disposal group		$ 2,551,000	$ 576,000	$ 3,179,000